Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Summary of Intangible Assets and Goodwill

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	16,117	9,833	2,747	6,679		19,259
Additions	1,954	—	2,338	1,263		3,601
Sales, retirements and other movements [A]	(351)	—	(2,749)	459	[C]	(2,290)
Currency translation differences	(163)	—	(135)	(243)		(378)
At December 31	17,557	9,833	2,201	8,158		20,192
Depreciation, depletion and amortisation, including impairments
At January 1	1,197	5,267		4,219		9,486
Charge for the year [B]	360	793		532		1,325
Sales, retirements and other movements [A]	—	—		(137)		(137)
Currency translation differences	(39)	—		(144)		(144)
At December 31	1,518	6,060		4,470		10,530
Carrying amount at December 31	16,039	3,773	2,201	3,688	[D]	9,662
[A]Includes the reclassification to assets classified as held for sale. (See Note 18).
[B]Includes impairments as presented in Note 12.
[C]Includes the reclassification from goodwill following the completion of a purchase price allocation in Renewables and Energy Solutions.
[D]Includes other intangible assets from acquisitions, power purchase agreements, retail customer relationships, trademarks and $583 million related to software.
11. Goodwill and other intangible assets continued

2021

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	15,101	10,030	1,013	6,914		17,957
Additions	1,546	—	3,147	527		3,674
Sales, retirements and other movements [A]	(464)	(197)	(1,371)	(607)		(2,175)
Currency translation differences	(66)	—	(42)	(155)		(197)
At December 31	16,117	9,833	2,747	6,679		19,259
Depreciation, depletion and amortisation, including impairments
At January 1	1,062	4,668		4,618		9,286
Charge for the year [B]	167	796		368		1,164
Sales, retirements and other movements [A]	(23)	(197)		(670)		(867)
Currency translation differences	(9)	–		(97)		(97)
At December 31	1,197	5,267		4,219		9,486
Carrying amount at December 31	14,920	4,566	2,747	2,460	[C]	9,773
[A]Includes the reclassification to assets classified as held for sale. (See Note 18).
[B]Includes impairment as presented in Note 12.
[C]Includes $456 million related to software.